Share Capital/Treasury Shares	12 Months Ended
Dec. 31, 2025
Disclosure of Share Capital Reserves and other Equity Interest [Abstract]
Share Capital/Treasury Shares
25.
SHARE CAPITAL/TREASURY SHARES

Share capital

The share capital as of January 1, 2023, December 31, 2024 and 2025 have been presented to give effect to the Business Combination of March 29, 2023 and the recapitalization at the exchange ratio of 0.071679, except for the authorized shares, and these are as follows:

		Number of	Par value
	Notes	shares	per share	Amount
Authorized:
As of December 31, 2025		130,000,000		$1,300
Issued and fully paid:
As of January 1, 2023		288,102		3
Exercise of share options vested	(i)	624	0.01	—
Business combination, net of redemptions		33,127	0.01	—
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares		544,210	0.01	6
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs		2,300	0.01	—
Issuance of post-closing Apollomics Class A Ordinary Shares upon the conversion of post-closing Apollomics Series A Preferred Shares		26,688	0.01	—
As of December 31, 2023		895,051		9
Issuance of shares upon exercise of warrants	(ii)	468	0.01	—
Shares issued to PIPE Investors, net of transaction costs		191,667	0.01	2
Shares issued to employees for compensation		14,913	0.01	—
Shares issued to board members for board fees		693	0.01	—
As of December 31, 2024		1,102,792		11
Exercise of share options vested	(iii)	954	0.01	—
Shares issued to PIPE Investors, net of transaction costs		1,042,803	0.01	10
Shares issued to board members for board compensation		556	0.01	—
As of December 31, 2025		2,147,105		21

All the ordinary shares and restricted shares issued during the years ended December 31, 2023, 2024, and 2025 rank pari passu with the existing shares in all respects.

Notes:

(i)
During the year ended December 31, 2023, share option holders exercised their rights to subscribe for 624 ordinary shares made up as follows: 389, 162, 41 and 32 ordinary shares in the Company at an exercise price of $28.00, $293.00, $363.00 and $432.00 per share, respectively.
(ii)
During the year ended December 31, 2024, share option holders did not exercise their rights to subscribe for ordinary shares.
(iii)
During the year ended December 31, 2025, share option holders exercised their rights to subscribe for 954 ordinary shares made up as follows: 155, 37, 530, 124 and 108 ordinary shares in the Company at an exercise price of $14.11, $14.59, $15.24. $21.45 and $20.96 per share, respectively.

Treasury shares

	Number of	Subscription
	treasury	price per
	shares	share	Amount
As of January 1, 2023	4,967		68
Early exercised share options vested	(4,967)	363.00	(68)
As of December 31, 2023	—		—
Early exercised share options vested	—		—
As of December 31, 2024	—		—
Early exercised share options vested
As of December 31, 2025	—		—

Treasury shares represented unvested restricted shares granted to the directors of the Company and an employee of the Group and the unvested restricted shares issued upon the early exercise of share options as elected by the director of the Company during the vesting period. As of December 31, 2024 and 2025, respectively, there were no treasury shares outstanding.